Document And Entity Information	Sep. 29, 2026
Document Information [Line Items]
Entity, Registrant Name	Pyxis Oncology, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 29, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-40881
Entity, Tax Identification Number	83-1160910
Entity, Address, Address Line One	321 Harrison Avenue
Entity, Address, City or Town	Boston
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	02118
City Area Code	617
Local Phone Number	453-3596
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PYXS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	true
Amendment Flag	false
Entity, Central Index Key	0001782223